Leases (Details) - Schedule of Other Information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Other Information [Line Items]
Operating cash flows – operating leases	$ 355,133	$ 111,391	$ 202,844	$ 100,292
Operating cash flows – finance leases	8,507	1,791	2,248	3,636
Financing cash flows – finance leases	5,375	7,396	9,691	5,839
Leased assets obtained in exchange for new finance lease liabilities	14,001	18,187	18,467	25,664
Leased assets obtained in exchange for new operating lease liabilities